Commitments and contingencies - Letters fo credit - Additional information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Maximum amount of loans	$ 50,000,000
Minimum coverage ratio	1.6
Letters of guarantee	$ 140,000,000.0	$ 155,900,000	S/ 1,780,126,238
Regional Governments and Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	491,000,000.0
Letters Of Credit Regional Governments And Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	852,000	$ 1,291,000
Tax years 2008 and 2009
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 180,300,000		S/ 653,500,000